Seward & Kissel llp ONE BATTERY PARK PLAZA NEW YORK, NEW YORK 10004

TELEPHONE: (212) 574-1200 FACSIMILE: (212) 480-8421 WWW.SEWKIS.COM	901 K STREET, NW WASHINGTON, D.C. 20001 TELEPHONE: (202) 737-8833 FACSIMILE: (202) 737-5184

September 16, 2013

Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street N.E.
Washington, DC 20549
Attention Loan Lauren P. Nguyen, Special Counsel

Re:	Dynagas LNG Partners LP
Draft Registration Statement on Form F-1
Submitted July 10, 2013
CIK No. 0001578453

Dear Ms. Nguyen:

This letter sets forth the response of Dynagas LNG Partners LP (the "Company") to the comment letter dated August 6, 2013 (the "Comment Letter") of the staff (the "Staff") of the Securities and Exchange Commission (the "Commission") with respect to the Company's draft registration statement on Form F-1 that was confidentially submitted to the Staff on July 10, 2013 (the "Draft Registration Statement"). This letter together with the revised draft of the Registration Statement on Form F-1 (the "Amended Registration Statement") are being confidentially submitted today via EDGAR.

Capitalized terms used in this letter that are not otherwise defined herein have the meanings ascribed to them in the Amended Registration Statement.  The following numbered paragraphs correspond to the numbered paragraphs in the Comment Letter. For your convenience, each response is prefaced by the exact text of the Staff's corresponding comment in bold text.  We will also supplementally provide the Staff with a redline of the Amended Registration Statement showing changes made from the Draft Registration Statement.  Page numbers referenced are to the Amended Registration Statement.

General

1.
Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

The Company advises the Staff that if any written materials or research reports are prepared, published or distributed as permitted under the Jumpstart Our Business Startups Act (the "JOBS Act") prior to the effectiveness of its registration statement on Form F-1, the Company undertakes to provide such materials to the Staff on a supplemental basis.  As of the date hereof, no such materials have been prepared, published or distributed.

2.	Please include a currently dated consent of the independent registered public accounting firm as an exhibit upon the filing of your Form F-1 registration statement.

The Company confirms that it will include a currently dated consent of its independent registered public accounting firm as an exhibit to its registration statement on Form F-1 that is publicly filed via EDGAR.

Prospectus Cover Page

3.	Please disclose the net proceeds to the selling unitholder.

The Company has revised the cover page to disclose the net proceeds to the selling unitholder.

4.	Please confirm that you will limit the outside cover page to one page. Refer to Item 501(b) of Regulation S-K.

The Company confirms that it will limit the outside cover page to one page when it publicly files via EDGAR its registration statement on Form F-1.

5.
As you have included a summary risk factors section, please highlight that you are currently in breach of your restrictive covenants relating to your loan agreements and that your independent registered public accounting firm has expressed substantial doubt about your ability to continue as a going concern.

In response to the Staff's comment, the Company has added disclosure on the cover page to disclose that it is currently in breach of certain financial and other covenants contained in its loan agreements and that as a result, the Company's independent registered public accounting firm has expressed substantial doubt about the Company's ability to continue as a going concern.

6.	Please disclose the attendant risks of operating a business in an industry that has seen recent volatility.

In response to the Staff's comment, the Company has added disclosure under the heading "Risk Factors—Risks Relating to Our Industry—Demand for LNG shipping could be significantly affected by volatile natural gas prices and the overall demand for natural gas" on page 32 to disclose the risks of operating a business in an industry that has seen recent volatility and has added this risk to the coverpage.

Inside Cover Page Graphics

7.
Please remove the words "[i]n November 2012, the Ob River was the first LNG carrier to complete an LNG shipment via the Northern Sea Route." Your graphics should be limited to your products or the services you provide and the text accompanying your graphics should only be used to the extent necessary to explain briefly the visuals in the presentation.

In response to the Staff's comment, the Company has removed the referenced caption to the graphic on the inside cover page of the Amended Registration Statement.

Prospectus Summary, page 1

8.
Please disclose in one of the opening paragraphs of your prospectus summary that your independent registered public accounting firm has expressed substantial doubt about your ability to continue as a going concern.

In response to the Staff's comment, the Company has added disclosure under the heading "Prospectus Summary" on page 1 which states that the Company's independent registered public accounting firm has expressed substantial doubt about the Company's ability to continue as a going concern.

Overview, page 1

9.
We note that you describe your charters of three or more years as "long-term charters." However, on page 108, you disclose that, in your industry, charters of five to ten years are considered "short-term charters" and that charters of 20 years or longer are considered long-term charters. Please remove the characterization that your charters are "long-term charters" or advise.

In response to the Staff's comment, the Company has revised its disclosure under the heading "The International Liquefied Natural Gas (LNG) Shipping Industry—LNG Shipping Arrangements" beginning on page 95 and throughout the Amended Registration Statement to remove references to "long-term" and "short-term" charters.

Contract Backlog, page 2

10.
Please remove the description of your contract backlog here as you have also provided this information on pages 73 and 112. Additionally, we do not believe that such disclosure is appropriate here without a robust discussion of your current and future expenses as well as your outstanding debt.

In response to the Staff's comment, the Company has removed the section "Prospectus Summary—Contract Backlog" from page 2.

Rights to Purchase Optional Vessels, page 3  The Optional Vessels, page 3

11.	Please remove the last sentence in the first paragraph of this section as you are not offering common units of your Sponsor in this offering.

In response to the Staff's comment, the Company has removed the last sentence in the first paragraph under the heading "Prospectus Summary—Rights to Purchase Optional Vessels—The Optional Vessels" on page 3 and replaced it with the following sentence: "In the event we acquire the Optional Vessels in the future, we believe the staggered delivery dates of these newbuilding LNG carriers will facilitate a smooth integration of the vessels into our fleet, contributing to our annual fleet growth through 2015." Conforming changes were also made under the heading "Business—Rights to Purchase Optional Vessels—The Optional Vessels" on page 113.

12.
Please clarify that you have not secured any financing to acquire the Optional Vessels even though you are a guarantor on two loans secured by four of the Optional Vessels. Also include a risk factor describing any challenges you may face obtaining funding to purchase the Optional Vessels and revise the Use of Proceeds section, as appropriate.

The Company notes the Staff's comment and has added disclosure under the heading "Prospectus Summary—Rights to Purchase Optional Vessels" beginning on page 3 to clarify that the Company has not secured any financing to acquire the Optional Vessels and has revised its disclosure under the heading "Risk Factors—The current state of global financial markets and current economic conditions may adversely impact our ability to obtain financing or refinance our future credit facilities on acceptable terms, which may hinder or prevent us from operating or expanding our business" to highlight the challenges the Company may face when attempting to obtain the additional financing, including the financing required to purchase the Optional Vessels if the purchase rights are exercised and to make conforming changes.  Conforming changes were also made under the heading "Business—Rights to Purchase Optional Vessels" on page 112.

The Company advises the Staff that it does not plan to use any proceeds from this offering to fund the acquisition of the Optional Vessels and, as such, has not revised the "Use of Proceeds" with respect to this comment.

Our Sponsor and certain members of the Prokopiou Family, page 4

13.	Please revise the first sentence in this section to state as a belief.

In response to the Staff's comment, the Company has revised the first sentence under the heading "Prospectus Summary—Our Sponsor and members of the Prokopiou Family" on page 4. Conforming changes were also made under the heading "Business—Our Sponsor and members of the Prokopiou Family" on page 113.

14.
We note your disclosure that "one of your principal strengths is [your] relationship with [your] Sponsor, [your] Manager and certain members of the Prokopiou Family, which [provides you] with access to their long-standing relationships with major energy companies and shipbuilders." Please disclose that there is no guarantee that these relationships with major energy companies and shipbuilders will continue. In addition, please include a cross-reference to your Summary of Conflicts of Interest and Fiduciary Duties section on pages 11 and 135.

The Company notes the Staff's comment and has added disclosure under the heading "Prospectus Summary—Our Sponsor and members of the Prokopiou Family" on page 4 to reflect that there is no guarantee that the relationships with major energy companies and shipbuilders will continue.  The Company has also added a cross-reference to the "Summary of Conflicts of Interest" and "Fiduciary Duties" sections on pages 4 and 113.  Conforming changes were also made under the heading "Business—Our Sponsor and members of the Prokopiou Family" on page 113.

15.
Please remove the second paragraph of this subsection from the summary section. We believe that this disclosure is more appropriate in your Management and Business sections. We also note that certain sections of your summary merely repeat disclosure located elsewhere in the prospectus. Please revise.

In response to the Staff's comment the Company has removed the second paragraph under the heading "Our Sponsor and members of the Prokopiou Family" on page 4.  In addition, the Company has revised its disclosure under the heading "Prospectus Summary" to reduce redundancies between the "Prospectus Summary" section and other sections of the Amended Registration Statement.

Positive Industry Fundamentals, page 4

16.
Please balance your disclosure in this section regarding the growth of LNG demand by providing a brief summary of the causes for fluctuation of the growth and the reasons it has risen at a slower pace than previously predicted, including disclosure that in 2012 LNG trade decreased by 1.2%. Also remove the characterization throughout that demand for LNG shipping is experiencing "significant growth." Refer to pages 31, 32 and 96.

The Company notes the Staff's comment and has added disclosure under the heading "Prospectus Summary—Positive Industry Fundamentals—Demand for LNG shipping is experiencing growth" on page 5 to summarize the causes for fluctuations of the growth of LNG demand and the reasons LNG demand has risen at a slower pace than previously predicted.  The Company has removed the characterization throughout the Amended Registration Statement that demand for LNG shipping is experiencing "significant growth."

Conforming changes were also made under the heading "Business—Positive Industry Fundamentals—Demand for LNG shipping is experiencing growth" on page 114.

17.	Please remove references to compound annual growth rate throughout the prospectus as the disclosure only indicates two snapshots in time.

The Company has removed the references to compound annual growth rate throughout the Amended Registration Statement.

18.	We note that you describe the newbuilding orderbook as "limited." Please balance the disclosure by disclosing the market reasons for the recent limited orderbook.

The Company has revised the disclosure under the heading "Prospectus Summary—Positive Industry Fundamentals—A limited newbuilding orderbook and high barriers to entry should restrict the supply of new LNG carriers" on page 5 to clarify the market reasons for the limited newbuilding orderbook.

Conforming changes were also made under the heading "Business—Positive Industry Fundamentals— A limited newbuilding orderbook and high barriers to entry should restrict the supply of new LNG carriers" on page 114.

Distinguishing Features and Strategies, page 5

19.
Please balance your statement regarding the strong relationships that you have developed with shipping industry participants by disclosing that you were formed in May 2013. In this regard, please revise the first full sentence on page 6 which describes your "significant experience." Revise the prospectus accordingly.

The Company has added disclosure under the headings "Prospectus Summary—Distinguishing Features and Strategies—Broad based Sponsor experience" and "—Strong management experience in the LNG shipping sector" on page 6 to state that the Company was formed in May 2013 and to further explain that the Company derives its "significant experience" through its Sponsor and Manager. Conforming changes were also made under the headings "Business—Distinguishing Features and Strategies—Broad based Sponsor experience" and "—Strong management experience in the LNG shipping sector" on page 115.

20.
Please tell us the basis for including the statement Ob River was the world's first LNG carrier to complete an LNG shipment via the Northern Sea Route. Alternatively, please remove marketing language from the prospectus.

The Company advises the Staff that it has included the statement referenced in this comment based on information the Company received from Drewry Maritime Research, a subsidiary of Drewry Shipping Consultants Ltd. ("Drewry"), an independent consulting and research company that is the Company's industry expert. Enclosed herewith is a letter from Drewry confirming the same.

The Company also supplementally advises the Staff that routing is an important part of LNG business strategy and provides companies, such as the Company, with what they believe to be a competitive advantage.  The Company has invested a significant amount of capital and resources to ice class and winterize two of the three vessels in its Initial Fleet enabling them to transit the Northern Sea Route and trade in areas of ice and sub-zero conditions.  It is the Company's and Drewry's belief that the Company is currently the only company in the world that is transiting the Northern Sea Route with LNG carriers. As such, the Company believes that this fact is important information for consideration by investors and not in the nature of marketing language.

Fleet, page 6

21.
We note your disclosure in the first paragraph of this section on page 6 regarding the "attractive characteristics" of your Initial Fleet. However, it appears that your fleet has many characteristics that are standard within your industry. Please disclose here the percentage of LNG carriers that have the same or similar characteristics as your Initial Fleet or remove such description.

In response to the Staff's comment, the Company has added the following disclosure under the heading "Prospectus Summary—Distinguishing Features and Strategies—Fleet—Modern, versatile and high specification fleet" and throughout the Amended Registration Statement: "According to Drewry, the Clean Force and Ob River are two of only five LNG carriers in the global LNG fleet that are currently in operation which have been assigned an Ice Class 1A FS designation or equivalent rating and we are the only company in the world that is currently transiting the North Sea Route with LNG carriers.  This means that only 1.4% of the LNG vessels in the global LNG fleet have this designation.  In addition, according to Drewry, there are only 51 LNG carriers currently in operation, including the vessels in our Initial Fleet, with a carrying capacity of between 149,000 and 155,000 cbm and a membrane containment system, representing 14% of the global LNG fleet. We believe that these specifications enhance our trading capabilities and future employment opportunities because they provide greater flexibility in the trading routes available to our charterers."

22.
Please disclose the duration of your right to acquire any LNG carrier that your Sponsor owns and employs under a charter with an initial term of four or more years. In addition, please disclose whether you have secured financing that will allow you to purchase any of the Optional Vessels or any other LNG carrier from your Sponsor. If any of the net proceeds will be used to purchase the Optional Vessels, please disclose.

In response to the Staff's comment, the Company has revised its disclosure under the heading "Prospectus Summary—Distinguishing Features and Strategies—Fleet—Built in Fleet Growth" on page 6 and throughout the Amended Registration Statement to state that "pursuant to the terms and subject to the conditions of the Omnibus Agreement, we will have the perpetual right, but not the obligation, to acquire from our Sponsor any LNG carrier it owns and employs under a charter with an initial term of four or more years."

In addition, the Company has revised its disclosure under the heading "Prospectus Summary—Rights to Purchase Optional Vessels" on page 13 and throughout the Amended Registration Statement to state that "As of the date of this prospectus, we have not secured any financing in connection with the potential acquisition of the Optional Vessels since it is uncertain if and when such purchase options will be exercised.  Our Sponsor has entered into loan agreements in connection with the seven Optional Vessels.  In the event we acquire the Optional Vessels in the future, we may enter into agreements with our Sponsor to novate these loan agreements to us.  Any such novation would be subject to each respective lender's consent."

Commercial, page 6

23.
We note your disclosure that you plan to acquire additional LNG carriers over the next few years in an effort to grow your cash for distributions. However, on page 23 you state that you "expect that a large portion of [your] cash flow from operations will be used to repay the principal and interest on [your] debt." Please disclose that the purchase of additional LNG carriers may prevent you from paying dividends because of restrictions by your debt covenants and the restrictions on your ability to service your debt. In addition, please disclose here that you are currently unable to pay dividends due to your lending agreements.

In response to the Staff's comment, the Company has revised the disclosure under the heading "Prospectus Summary—Distinguishing Features and Strategies—Commercial—Capitalize on growing demand for LNG shipping" to state that "We intend to raise additional capital and enter into new credit facilities to fund the acquisition of additional LNG carriers in an effort to grow our cash available for distributions, provided that any such credit facilities do not contain covenants restricting our ability to make distributions to our unitholders."

In addition, the Company added a separate section under the heading "Prospectus Summary—Borrowing Activities" on page 8 that contains a discussion of its loan agreements, its breaches thereunder and the applicable restrictions on the payment of dividends.

Conforming changes were also made under the headings "Business—Distinguishing Features and Strategies—Commercial—Capitalize on growing demand for LNG shipping" and "—Borrowing Activities."

24.	Please balance your disclosure regarding your multi-year chartering strategy by briefly discussing the volatility of charters between five to ten years or less. Refer to page 108.

The Company has added disclosure under the heading "Prospectus Summary—Distinguishing Features and Strategies—Commercial—Pursue a multi-year chartering strategy" on page 7 and under the heading "The International Liquefied Natural Gas (LNG) Shipping Industry" which discusses the volatility that may be associated with charters with shorter terms of between 0 and 5 years compared to charters with longer terms of between 5 and 10 years.  Conforming changes were also made under the heading "Business—Distinguishing Features and Strategies—Commercial—Pursue a multi-year chartering strategy."

25.
We note your disclosure in the last paragraph on page 6 that your multi-year contracts should result in 100% of your calendar days being under charter coverage in 2013, 2014 and 2015 and your disclosure that you are expected to have revenue in excess of $323.1, assuming full utilization. Please balance this disclosure with a brief discussion of off-hire periods and the effect such periods will have on your revenues.

In response to the Staff's comment, the Company has added the following sentence to the above referenced paragraph on page 7: "The actual amount of revenues earned and the actual periods during which revenues are earned may differ from the amounts and periods described above, due to, for example, off-hire for maintenance projects, downtime, scheduled or unscheduled drydocking and other factors that result in lower revenues than our average contract backlog per day."

Conforming changes were also made under the headings "Business—Contract Backlog" and "Business—Distinguishing Features and Strategies—Commercial—Pursue a multi-year chartering strategy."

Financial, page 7

26.	Please balance your disclosure regarding your $30 million revolving credit facility by disclosing your outstanding debt as of the most recent practicable date.

In response to the Staff's comment, the Company has added the following disclosure under the heading "Prospectus Summary—Distinguishing Features and Strategies—Financial—Demonstrated access to financing" on page 7: "As of September 10, 2013, we had outstanding borrowings under our secured loan facilities of $348.2 million."

Conforming changes were also made under the headings "Business—Distinguishing Features and Strategies—Financial—Demonstrated access to financing."

27.
We note your disclosure in the first paragraph of this section that you intend to enter into negotiations with your lenders to amend your loans so that they will permit distributions to unitholders. Please clarify here that there is no guarantee that you will be successful in renegotiating your lending agreements and that you may be unable to pay distributions. In this regard, we note that you are currently in default under your loan agreements.

In response to the Staff's comment, the Company added the following disclosure under the heading "Prospectus Summary—Distinguishing Features and Strategies—Financial—Make cash distributions to our unitholders and pay down debt" on page 7: "Our credit agreements contain provisions that prohibit us from declaring and paying distributions to unitholders.  While we intend to enter into negotiations with our lenders to amend these loan facilities prior to the closing of this offering to permit, among other things, distributions to our unitholders and the other transactions contemplated herein, there is no guarantee that we will be successful in amending our loan facilities.  See "Borrowing Activities" below." Conforming changes were also made under the heading "Business—Distinguishing Features and Strategies—Financial—Make cash distributions to our unitholders and pay down debt" on page 116.

In addition, the Company added disclosure under the heading "Prospectus Summary—Borrowing Activities" to include the following paragraphs:

"As of December 31, 2012 and 2011, we were in breach of certain liquidity and restrictive covenants relating to our loan agreements, which constitute events of default and may result in our lenders requiring immediate repayment of the loans or foreclosing their liens on the vessels securing these loans.  On July 19, 2013, one of our lenders declared an event of default under one of our credit facilities. As of September 10, 2013, we have not obtained waivers from our lenders for non-compliance with these covenants. We believe, however, that our lenders will not demand payment of the loans before their maturity, provided that we pay scheduled loan installments and interest as they fall due under the existing credit facilities.  Prior to the closing of this offering, we intend to enter into negotiations with our lenders to amend these facilities and, where applicable, obtain waivers. We cannot guarantee that we will be able to obtain our lenders' waiver or consent, with respect to the aforementioned non-compliances, or that we will be able to refinance or restructure any such indebtedness. If we fail to remedy, or obtain a waiver of, the breaches of the covenants discussed above, our lenders could terminate their commitments to lend or accelerate the outstanding loans and declare all amounts borrowed due and payable. In this case, if we or our Sponsor are unable to obtain a waiver or do not have enough cash on hand to repay the outstanding borrowings, the lenders may, among other things, foreclose their liens on the vessels securing the loans or seek repayment of the loan from us, or both, which would likely impair our ability to continue our operations.  Upon completion of this offering and the related transactions, we plan to fund the loan interest and scheduled loan repayments with cash expected to be generated from operations.

Currently, we are unable to pay dividends to our unitholders.  All of our credit agreements other than the $150 Million Clean Energy Credit Facility contain provisions that restrict our ability to declare and make distributions to our unitholders, and in the case of our $150 Million Clean Energy Credit Facility, no dividends may be paid to unitholders when there is an event of default that remains uncured.  In addition, as of December 31, 2012 and 2011, we were in breach of certain liquidity and restrictive covenants relating to our loan agreements, which constitute events of default. We intend to enter into negotiations with the lenders to amend these loan facilities prior to the closing of this offering to, among other things, permit distributions to our unitholders and the other transactions contemplated herein.  There is no guarantee that we will be successful in renegotiating our secured loan facilities and, in that case, we would continue to be restricted from paying dividends and in default under such facilities."

Conforming changes were also made under the heading "Business—Borrowing Activities" on page 117.

28.
We note from the disclosure included in the second paragraph on page 7 that the loan facilities currently place restrictions on the payment of distributions to your unitholders. We further note from page 58 that you will be prohibited from making distributions to unitholders if an event of default exists. Given that you disclose on pages 82 and 85 in your MD&A section, that you plan to enter into negotiations with your lenders to amend your secured loan facilities and related covenants, as well as seek waivers for the defaults, please revise the notes to your financial statements and MD&A to more clearly disclose the nature and terms of the restrictions imposed on your ability to pay distributions. Include disclosure of the nature of the specific amendments you will seek with your lenders, including any waivers related to noncompliance with covenants. Furthermore, once such negotiations have been completed, please revise MD&A and the notes to the financial statements to disclose the newly negotiated and amended loan facilities including the nature of all relevant changes from the previous agreements. Your revised disclosure should specifically address the status of the current prohibition on paying distributions in the event of a default and how this restriction affects your ability to pay such distributions as required in your limited partnership agreement.

In response to the Staff's comment, the Company has added the following disclosure under heading "Management's Discussion and Analysis of Financial Condition and Results of Operations—Violation of Financial Covenants under Certain of our Credit Facilities":

"We were not in compliance with the following restrictive and financial covenants in our loan facilities.

$128 Million Clean Force Credit Facility

•
Restriction on the Provision of Guarantees.  We are restricted from issuing any guarantees for the obligations of any person without the prior written consent of our lender. In September 2012, without obtaining the required lender consent, we, through certain of our subsidiaries, provided guarantees on two loans of our Sponsor, with outstanding borrowings of an aggregate of $627 million, which are secured by four of the Optional Vessels, the Yenisei River, the Lena River, the Clean Ocean and the Clean Planet.

•
Restriction on Repayment of Shareholder Loans.  We are restricted from repaying any shareholder loans without the prior written consent of our lender.  In April 2012, without obtaining the necessary lender consent, we repaid in full our $140 Million Shareholder Loan using a portion of the proceeds we received from refinancing the Clean Energy and the Ob River, which resulted in a breach of this covenant as of December 31, 2012.

$150 Million Clean Energy Credit Facility

•
Restriction on the Provision of Guarantees.  We are restricted from issuing any guarantees for the obligations of any person without the prior written consent of our lender. In September 2012, without obtaining the required lender consent, we, through certain of our subsidiaries, provided guarantees on two loans of our Sponsor, with outstanding borrowings of an aggregate of $627 million, which are secured by four of the Optional Vessels, the Yenisei River, the Lena River, the Clean Ocean and the Clean Planet.

$193 Million Ob River Credit Facility

•	Minimum Liquidity. We are required to maintain minimum liquidity of $30 million.

•
Restriction on Repayment of Shareholder Loans.  We are restricted from repaying any shareholder loans without the prior written consent of our lender.  In April 2012, without obtaining the necessary lender consent, we repaid in full our $140 Million Shareholder Loan using a portion of the proceeds we received from refinancing the Clean Energy and the Ob River, which resulted in a breach of this covenant as of December 31, 2012.

•
Restriction on the Provision of Guarantees.  We are restricted from issuing any guarantees for the obligations of any person without the prior written consent of our lender. In September 2012, without obtaining the necessary lender consent, we, through certain of our subsidiaries, provided guarantees on two loans of our Sponsor, with outstanding borrowings of an aggregate of $627 million, which are secured by four of the Optional Vessels, the Yenisei River, the Lena River, the Clean Ocean and the Clean Planet.

In addition, one of our credit facilities contains a cross-default provision that may be triggered by a default under one of our other credit facilities. A cross-default provision means that a default on one loan would result in a default on certain other loans.  A violation of any of the covenants described above may constitute an event of default under our credit facilities, which, unless waived or modified by our lenders or cured, provides our lenders with the right to, among other things, require us to post additional collateral, enhance our equity and liquidity, increase our interest payments, pay down our indebtedness to a level where we are in compliance with our loan covenants, sell vessels in our fleet, reclassify our indebtedness under current liabilities and accelerate our indebtedness and foreclose their liens on our vessels and other assets securing the credit facilities, which would impair our ability to continue to conduct our business.  In addition, if our secured indebtedness is accelerated in full or in part, it would be very difficult in the current financing environment for us to refinance our debt or obtain additional financing.

As a result of the non-compliance described above, as of December 31, 2012, all of our outstanding debt was classified as a current liability..  On July 19, 2013, one of our lenders declared an event of default under one of our credit facilities. As of September 10, 2013, we have not obtained waivers from our lenders for non-compliance with these covenants. We believe, however, that our lenders will not demand payment of the loans before their maturity, provided that we pay scheduled loan installments and interest as they fall due under the existing credit facilities.

Using a portion of the proceeds of this offering, we intend to repay in full our $193 Million Ob River Credit Facility.  See "Use of Proceeds." We also intend to enter into negotiations with our lenders to amend the $128 Million Clean Force Credit Facility and $150 Million Clean Energy Credit Facility, and where applicable, amend the terms of the credit facilities and obtain waivers to cure the breaches described above and permit the transactions and distributions contemplated by this prospectus. We cannot guarantee that we will be able to obtain our lenders' waiver or consent, with respect to the aforementioned non-compliances, or that we will be able to refinance or restructure any such indebtedness.  If we fail to remedy, or obtain a waiver of, the breaches of the covenants discussed above, our lenders may accelerate our indebtedness under the relevant credit facilities. Upon completion of this offering and the related transactions, we plan to fund the loan interest and scheduled loan repayments with cash expected to be generated from operations.

In addition, under the terms of our credit facilities, we may be prohibited from making cash distributions to our unitholders. See "Our Cash Distribution Policy and Restrictions on Distributions.""

The Company supplementally advises the Staff that it seeks to amend, or obtain consent with respect to, the following credit agreements to, among other things:

$128 million Clean Force Credit Facility

•	Remove the restrictions on the payment of dividends and the distribution of assets;

•	Remove the cross-default provisions;

•	Replace Dynagas Ltd. as the Corporate Guarantor with Dynagas LNG Partners LP;

•	Remove requirement to obtain lender consent prior to a change of beneficial ownership of the borrower, any merger or consolidation, and any sale or transfer of the borrower's assets;

•	Remove or waive covenants that restrict the Company's ability to pledge its assets and provide guarantees;

•	Decrease the minimum liquidity requirement; and

•	Remove confidentially restrictions.

$150 million Clean Energy Credit Facility

•	Remove the restrictions on the payment of dividends and the distribution of assets;

•	Replace Dynagas Ltd. as the Corporate Guarantor with Dynagas LNG Partners LP;

•	Remove or waive restrictions on prepayment of the loan;

•	Extend the term of the loan for an additional one year, from June 2017 to June 2018; and to amend the principal repayment schedule in accordance with the extension;

•	Release the collateral vessel, M/T Felicity, a 71,000 dwt crude panamax tanker owned by a related company, and replace it with one of the vessels in the Company's Initial Fleet.

•	Revise the undertaking to provide financial statements to include only the financial statements of Dynagas LNG Partners LP;

•	Remove or waive covenants that restrict the Company's ability to provide guarantees;

•	Remove the requirement that the borrower, the Company's vessel-owning subsidiary, obtain lender consent prior to a change of beneficial ownership; and

•	Remove or waive the requirement to obtain written consent of the lender prior to repayment of a shareholder loan.

$193 million Ob River Credit Facility

The Company plans to repay in full the amounts outstanding under this credit agreement with a portion of the net proceeds of this offering.  See "Use of Proceeds" in the Amended Registration Statement.  As such, the Company does not plan to seek any amendments to this credit agreement.

The Company advises the Staff that it will disclose the terms of the consents and amendments to its credit facilities when it has binding agreements with its lenders and it will file those agreements when they are finalized.

29.
We note your disclosure that you are in breach of certain liquidity and restrictive covenants. Please quantify the liquidity requirements of your loans and your current liquidity level, as well as any other restrictive covenants that you have breached.

The Company respectfully refers the Staff to its response to Comment #28 above, which provides a description of the restrictive and financial covenants contained in the Company's loan agreements that have been breached.

The Company has added disclosure under the heading "Management's Discussion and Analysis of Financial Condition and Results of Operations—Violation of Financial Covenants under Certain of our Credit Facilities" on page 86 to discuss all of the restrictive covenants that have been breached by the Company.

Our Corporate Structure, page 8

30.
We note from page 7 that your Sponsor will be issued limited partnership units representing a 99.9% limited partner interest in Dynagas LNG Partners. We further note from page 15 that the Sponsor will own sufficient units upon completion of the offering to be able to prevent removal of the GP. As it appears as though the Sponsor will continue to be able to exert significant influence over your operations subsequent to the offering, please revise MD&A and the notes to your financial statements to disclose the existence of any control relationship or significant influence over your operations that currently exists and that will continue to exist following the completion of the offering. Refer to the disclosure requirements outlined in ASC 850-10-50.

In response to the Staff's comment, the Company has added the following disclosure under the heading "Management's Discussion and Analysis of Financial Condition and Results of Operations—Items You Should Consider When Evaluating Our Historical Financial Performance and Assessing Our Future Prospects" on page 73: "We expect that upon completion of this offering our Sponsor and our General Partner will own more than one third of our common and subordinated units in aggregate and as a result they will be able to exert influence over our operations."

The Company respectfully advises the Staff that it has not included such disclosure in the Notes to its Consolidated Financial Statements because it is a non-factual future event that is contingent upon the closing of the offering.

Vessel Management, page 9

31.
We note your disclosure on page 9 that "[t]hrough your manager, you will have a longer presence in LNG shipping than many other independent owners of LNG carriers currently in the industry." Please tell us your basis for such belief or remove. In addition, please revise your disclosure that "during that time [your] Manager has established a track record for efficient, safe and reliable operation of LNG carriers" to state as a belief.

In response to the Staff's comment, the Company has revised the disclosure under the heading "Prospectus Summary—Vessel Management" to state: "Through our Manager, we have had a presence in LNG shipping for over eight years, and during that time we believe our Manager has established a track record for efficient, safe and reliable operation of LNG carriers." Conforming changes were also made under the headings "Business—Vessel Management" and "Certain Relationships and Related Party Transactions—Vessel Management."

32.
We note your disclosure on page 10 that you pay your manager a commercial management fee equal to 1.25% of the gross charter hire, ballast bonus or other income from the employment of your vessels. Please provide a brief definition for the term "ballast bonus."

The Company has added disclosure on page 11 of the "Prospectus Summary" section to include the definition of "ballast bonus," which is the amount paid to the ship owner as compensation for all or a part of the cost of positioning the vessel to the port where the vessel will be delivered to the charterer.

Implications of Being an Emerging Growth Company, page 10

33.	Please revise the second paragraph of this section to include a brief discussion describing all of the ways you may cease to be an emerging growth company.

The Company notes the Staff's comment and refers the Staff to "Prospectus Summary—Implications of Being and Emerging Growth Company" which states "We may take advantage of these provisions until the end of the fiscal year following the fifth anniversary of our initial public offering or such earlier time that we are no longer an emerging growth company. We will cease to be an emerging growth company if, among other things, we have more than $1.0 billion in "total annual gross revenues" during the most recently completed fiscal year. We may choose to take advantage of some, but not all, of these reduced burdens. For as long as we take advantage of the reduced reporting obligations, the information that we provide to our unitholders may be different from information provided by other public companies."  The Company believes that this disclosure covers the material instances in which it would cease to be an emerging growth company.

Summary Historical Consolidated Financial And Operating Data, page 17

34.
We note that your disclosure on page 18 includes management uses of the non-GAAP measure "Adjusted EBITDA," and the reasons why you believe this measure is useful to users of your financial statements. However, based on the disclosures provided, we are unclear as to whether this non-GAAP measure is used by management primarily as a measure of operating performance or as a measure of liquidity, since you have provided reconciliations of this measure to both net income and net cash provided by operating activities. Please revise the disclosures on page 18 to clarify whether management uses this measure primarily as a measure of operating performance or as a measure of liquidity. Also, revise to include only a reconciliation of this measure to the most comparable GAAP financial measure (i.e., net income, if used as a measure of operating performance and net cash provided by operating activities if used as a liquidity measure). The reconciliations included on page 70 of the registration statement should be similarly revised.

In response to the Staff's comment, the Company has revised its disclosure under the heading "Summary Historical Consolidated Financial Statements" on page 19  to clarify that "Adjusted EBITDA" is used primarily as a measure of operating performance and not as a liquidity measure.  In addition, the reconciliation to net cash has been removed.  Conforming changes have been made under the heading "Selected Historical Consolidated Financial Statements" on page 70.

Forward-Looking Statements, page 20

35.
Many of the statements in your submission relate to present facts or conditions, rather than to historical facts or future events. In light of this, the first sentence of this section beginning, "Statements included in this prospectus which are not historical facts...," appears to be overly broad. Please narrow your statement accordingly or remove it.

In response to the Staff's comment, the Company has revised its disclosure under the heading "Forward-Looking Statements" on page 20 to state "Our disclosure and analysis in this prospectus pertaining to our operations, cash flows and financial position, including, in particular, the likelihood of our success in developing and expanding our business, include forward-looking statements. Statements that are predictive in nature, that depend upon or refer to future events or conditions, or that include words such as "expects," "anticipates," "intends," "plans," "believes," "estimates," "projects," "forecasts," "may," "should" and similar expressions are forward-looking statements."

All statements in this prospectus that are not statements of either historical or current facts are forward-looking statements.

Risk Factors, page 21

36.
Please add a risk factor that addresses the limitations of bankruptcy laws in the Marshall Islands, such as delay of bankruptcy proceedings and the ability of unitholders and creditors to receive recovery after a bankruptcy proceeding. Alternatively, please tell us why such a risk factor is unnecessary.

In response to the Staff's comment, the Company has revised its disclosure under the heading "Risk Factors—We have been organized as a limited partnership under the laws of the Marshall Islands, which does not have a well-developed body of partnership law" to state:

"We are organized in the Republic of the Marshall Islands, which does not have a well-developed body of case law or bankruptcy law and, as a result, unitholders may have fewer rights and protections under Marshall Islands law than under a typical jurisdiction in the United States. Our partnership affairs are governed by our partnership agreement and by the Marshall Islands Act. The provisions of the Marshall Islands Act resemble the limited partnership laws of a number of states in the United States, most notably Delaware. The Marshall Islands Act also provides that it is to be applied and construed to make it uniform with the Delaware Revised Uniform Partnership Act and, so long as it does not conflict with the Marshall Islands Act or decisions of the Marshall Islands courts, interpreted according to the non-statutory law (or case law) of the State of Delaware. There have been, however, few, if any, court cases in the Marshall Islands interpreting the Marshall Islands Act, in contrast to Delaware, which has a fairly well-developed body of case law interpreting its limited partnership statute. Accordingly, we cannot predict whether Marshall Islands courts would reach the same conclusions as the courts in Delaware. For example, the rights of our unitholders and the fiduciary responsibilities of our General Partner under Marshall Islands law are not as clearly established as under judicial precedent in existence in Delaware. As a result, unitholders may have more difficulty in protecting their interests in the face of actions by our General Partner and its officers and directors than would unitholders of a similarly organized limited partnership in the United States.  Further, the Republic of the Marshall Islands does not have a well-developed body of bankruptcy law. As such, in the case of a bankruptcy of our Company, there may be a delay of bankruptcy proceedings and the ability of unitholders and creditors to receive recovery after a bankruptcy proceeding." Please see "Enforceability of Civil Liabilities."

Risks Related to Our Company, page 21

We currently derive all our revenue and cash flow from two charterers, page 21

37.	We note that you currently derive all of your revenue from two charterers. Please file the respective charter agreements with your registration statement as these appear material to you.

The Company respectfully advises the Staff that it does not plan to provide its charter agreements as exhibits to the Amended Registration Statement, because the Company does not consider such contracts to be material contracts not within the ordinary course of business within the meaning of Item 601(b)(10) of Regulation S-K.

Item 601(b)(10)(i) of Regulation S-K defines a material contract, in relevant part, as a "contract not made in the ordinary course of business which is material to the registrant." According to Item 601(b)(10)(ii) of Regulation S-K, if a contract is of the type that ordinarily accompanies the kind of business conducted by the registrant, the contract will be deemed to have been made in the ordinary course of business and need not be filed unless it falls within one or more of the categories set forth in subsections (A) through (D) thereof. Item 601(b)(10)(ii) further provides that even if the contract falls within one or more of the specified categories, it need not be filed if it is immaterial in amount or significance. Subsection (B) requires the filing of any contract upon which the registrant's business is substantially dependent.

The categories specified in Item 601(b)(10)(ii) (A), (C) and (D) are inapplicable to the charter agreements. The Company does not believe that its business is substantially dependent on any one of its charter agreements. The Company believes that if any of its charter agreements were to be terminated, the Company could replace such agreement with a new charter agreement in a relatively short period of time, because, as described below, the Company believes that (i) its modern optimally sized vessels, the majority of which have been assigned with Lloyds Register Ice Class notation 1A FS designation for hull and machinery and are fully winterized, provide it with a competitive advantage over competitors with older LNG carriers and LNG carriers that are not winterized, and (ii) industry trends indicate that demand for LNG carriers will exceed industry supply over the next few years. Therefore, the Company believes that while any termination of a charter agreement could have a temporary negative impact on its revenues (offset by amounts recoverable from the charterer in the event of cancellation by a charterer), any such termination would not have a long-term impact on its business.

Each of the Company's LNG carriers has been employed under a charter contract at all times since their delivery in 2007 and 2008. The Company expects that the demand for LNG carriers with carrying capacities of approximately 150,000 cbm (cubic meters) will continue to meet or exceed industry supply over the next few years, as a result of the trends described in the Amended Registration Statements under the heading "Prospectus Summary— Positive Industry Fundamentals." Additionally, the Company believes that its modern optimally-sized vessels, the majority of which have been assigned with Lloyds Register Ice Class notation 1A FS designation for hull and machinery and are fully winterized, provide it with a competitive advantage over competitors competing for new contracts. The Company has invested a significant amount of capital and resources to ice class and winterize two of the three vessels in its Initial Fleet enabling them to transit the Northern Sea Route and trade in areas of ice and sub-zero conditions.  It is the Company's and Drewry's belief that it is currently the only company in the world that is transiting the Northern Sea Route with LNG carriers. Given the historical and expected continued robust demand for modern LNG carriers, the Company believes that it would be able to replace its existing charter agreements in the event any one of the charters was cancelled or suspended, and as such, the Company is not substantially dependent on any one of these contracts. In addition, a robust spot market has formed for LNG carriers and to the extent the Company is unable to employ its vessels on multi-year charters, it could employ its vessel in the spot market.

Finally, to the extent that the Company's charter agreements may be terminated by a charterer other than pursuant to the specific circumstances contained therein, the Company would vigorously pursue any and all claims for damages and the other remedies available to it, which, if successful, would offset the temporary negative impact on its revenues.  While it is not guaranteed that the Company would recover any amounts in the case of a breach of a charter agreement, the Company believes that the amounts recovered, if any, would mitigate any lost revenue the Company might sustain while its LNG carriers are being re-chartered.

For the reasons set forth above, the Company does not believe that its business is substantially dependent on any of the contracts with these customers, and since they were entered into in the ordinary course of business, it does not believe that these agreements are material contracts that would be required to filed pursuant to Item 601(b)(10) of Regulation S-K. The Company also respectfully notes that a review of the SEC filings of other international shipping companies would reflect a similar position taken by those companies. This has been the case for companies with a similar size fleet as the Company's in which individual charter agreements account for more than 10% of consolidated revenues in a given year.

The Company believes that its current disclosure regarding its charter agreements provides investors with all the material terms of these contracts (including, agreement duration, options to extend, daily hire and contract backlog) and is consistent with industry disclosure. The Company undertakes to periodically review how it discloses the material terms of the charter agreements to ensure meaningful information is being provided to investors.

We may be unable to comply with covenants in our credit facilities, page 23

38.	Please revise the risk factor to quantify how you are in non-compliance so that investors can assess the risk.

In response to the Staff's comment, the Company has revised the referenced risk factor to discuss the credit facility covenants with which it does not comply.

"We are an "emerging growth company," page 31

39.
We note that since you appear to qualify as an emerging growth company, as defined in the Jumpstart Our Business Startups Act, you "may" take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies. In this regard, please revise to clearly state your election under Section 107(b) of the JOBS Act:

•
If you have elected to opt out of the extended transition period for complying with new or revised accounting standards pursuant to Section 107(b), include a statement that the election is irrevocable; or

•
If you have elected to use the extended transition period for complying with new or revised accounting standards under Section 102(b)(1), clarify your risk factor on page 31 explaining that this election allows you to delay the adoption of new or revised accounting standards that have different effective dates for public and private companies until those standards apply to private companies. Please state in your risk factor that, as a result of this election, your financial statements may not be comparable to companies that comply with public company effective dates.

Similar disclosures should also be provided in the Critical Accounting Policies section of MD&A.

In response to the Staff's comment, the Company has revised its disclosure under the heading "Risk Factors—We are an "emerging growth company" and we cannot be certain if the reduced disclosure requirements applicable to emerging growth companies will make our common units less attractive to investors" on page 31 to state that the Company has elected to use the extended transition period for complying with new or revised accounting standards under Section 102(b)(1) and as a result of this election, its financial statements may not be comparable to companies that comply with public company effective dates.  Conforming changes were also made under the heading "Management's Discussion and Analysis of Financial Condition and Results of Operations—Critical Accounting Policies" on page 89.

The vessels we own or manage could be required by our charterer's instructions, page 38

40.
You disclose on page 21 that in 2012 Gazprom accounted for 16% of your total revenue, in 2011 it accounted for 30% of your total revenue, and the loss of Gazprom could cause you to suffer losses or otherwise adversely affect your business. It appears from Gazprom's website and various news articles that Gazprom has an office in Iran; is engaged in activity at the South Pars gas development project in Iran; is party to an agreement with the National Iranian Oil Company; may have delivered gasoline to Iran; held talks with Iran to build an underground gas storage facility near Tehran; entered into joint ventures with Kuwait's Noor Financial Investment to explore for hydrocarbons in several countries including Syria; and holds a 30% interest in an exploration and development project in Cuba. We also note recent news articles reporting that institutional and individual investors divested their securities in Gazprom because of its activities in Iran. Iran, Syria and Cuba are designated by the U.S. Department of State as state sponsors of terrorism, and are subject to U.S. economic sanctions and export controls. In addition, National Iranian Oil Company is listed on the U.S. Department of Treasury's Specially Designated Nationals List. Please discuss the potential for reputational harm to your business from your significant business with Gazprom, as a result of Gazprom's activities in the referenced countries.

The Company advises the Staff that neither it nor any of its subsidiaries have entered into or have any future plans to enter into any contracts, agreements or other arrangements with the governments of Cuba, Iran, Sudan Syria or any entities controlled by the governments of these countries, including any entities organized in these countries, and as a result, the Company has not earned any revenues directly from these governments or entities controlled by these governments.

The Company also advises the Staff that the three vessels in its initial fleet are each employed under time charters.  Under the terms of these time charters and consistent with LNG industry practice, the charterer of each vessel pays the Company a daily charter rate and the charterer directs such vessel's route, loading and discharge ports and the cargoes carried.  While the Company does not control the routes or ports of call made by any of its vessels, all of the Company's time charter contracts for its initial fleet contain trading restrictions (see Response to Question 42).

The Company's contractual relationship with Gazprom Global LNG Limited is limited and set forth in the charter party between the two entities dated August 2, 2011 (the "Gazprom Charter") for the LNG carrier Ob River (Clean Power).  In addition to the general limitations included in the Company's charter parties, the Gazprom Charter also prohibits Ob River (Clean Power) from calling in any port that would violate any United Nations Security Council resolutions.

The Company advises the Staff that it has no knowledge of Ob River (Clean Power) being used in connection with conduct considered sanctionable by the United States or the United Nations, nor does it have knowledge of any future plans for Gazprom to do so.

The Company has concluded that any such violations, to the extent attributable to Gazprom's activities relating to Cuba, Iran, Sudan, or Syria and unrelated to the Company's limited contractual relationship with Gazprom under the Gazprom Charter, are qualitatively immaterial to the Company's reputation.

For the foregoing reasons, the Company believes there is limited potential of reputational harm associated with the Company's contractual arrangements with Gazprom.

41.
You disclose that institutional investors with policies or restrictions that prevent them from holding securities of companies that have contracts with countries identified as state sponsors of terrorism may decide not to invest in, or to divest from, your common stock. It appears from this disclosure that you may enter into contracts with U.S.-designated state sponsors of terrorism. Please clarify for us whether you anticipate entering into such contracts and, if so, tell us with which countries and describe for us the types of contracts.

The Company has not had, and does not intend to have in the future, any agreements, commercial arrangements, or other contacts with the governments of, or entities controlled by the governments of, Cuba, Iran, Sudan, or Syria, and has not provided and does not intend to provide any goods or services, to the governments of, or entities controlled by the governments of, such countries.

42.	Please tell us whether your charter parties/contracts contain prohibitions on your vessels calling on ports in U.S.-designated state sponsors of terrorism.

As mentioned above, the Company advises the Staff that the three vessels in its initial fleet are each employed under time charters.  As a general matter, these charter parties require that at all times during the charter, the vessel comply with the applicable laws, rules, and regulations of any international, national, state or local government entity having jurisdiction.  This includes, to the extent applicable, all U.S. federal laws, rules, orders and regulations, including those with respect to calling on ports in U.S.-designated state sponsors of terrorism.  In addition to the foregoing, the charter party between the Company and Gazprom Global LNG Limited dated August 2, 2011 prohibits the Company's vessel from calling in any port that would violate any United Nations Security Council resolutions.

Risks Related to the Offering, page 40

Tax Risks, page 43

43.
Please attribute the legal conclusions regarding your ability to qualify for exemption from tax under Section 883 of the United States Internal Revenue Code of 1986 and whether the U.S. tax authorities will treat you as a passive foreign investment company to counsel, and include counsel's consent as an exhibit to your registration statement.

In response to the Staff's comment the Company has revised its disclosure under the heading "Risk Factors" on page 44 to attribute the legal conclusions referenced in this comment to Seward & Kissel LLP, the Company's United States counsel, and plans to file the consent of Seward & Kissel LLP, which will be included in the 8.1 opinion, as an exhibit to the Company's registration statement.

Use of Proceeds, page 45

44.
We note from your disclosure in the Use of Proceeds section on page 45, that a certain amount of the proceeds will be used to repay outstanding indebtedness. In light of the fact that it appears from Note 7 to the financial statements that there are three credit facilities outstanding at December 31, 2012, please revise your disclosure in this section to clearly disclose the amount of proceeds that will be used to repay each of the three credit facilities. Your disclosure should include the interest rates and maturity dates specific to each facility. Additionally, your Capitalization table on page 46 should be revised to disclose the nature and amounts related to each credit facility as separate line items within the "debt" section of the table. We believe this presentation will be useful to clearly show the historical amounts outstanding for each credit facility and the amounts outstanding subsequent to this offering and application of net proceeds.

In response to the Staff's comment the Company has updated the disclosure under the heading "Use of Proceeds" on page 45 and elsewhere in the Amended Registration Statement to state:

"We expect to receive net proceeds of approximately $         million from the sale of          common units offered by this prospectus, assuming an initial public offering price of $         per common unit, which is the mid-point of the price range set forth on the cover of this prospectus and after deducting estimated underwriting discounts and commissions and structuring fees and paying estimated offering expenses. We intend to use the net proceeds from this offering as follows:

•	Approximately $ million to fully repay all of the outstanding indebtedness under our $193 million Ob River Credit Facility, which bears interest at LIBOR plus a margin and matures in July 2017;

•	Approximately $ million to partially repay the outstanding indebtedness under our $150 million Clean Energy Credit Facility, which bears interest at LIBOR plus a margin of and matures in July 2017and

•	Approximately $ million for general corporate purposes, including working capital."

In addition, the Company has revised its disclosure under the heading "Capitalization" on page 46 to provide separate line items relating to each of the Company's credit facilities.

Capitalization, page 46

45.
We note from your disclosure in MD&A on page 84, that in connection with the closing of this offering, your Sponsor will provide you with a $30 million revolving credit facility to be used for general corporate purposes, including working capital. Please revise your adjusted Capitalization table on page 46 to include this additional debt. Your notes to the capitalization table should include the nature and terms of this $30 million revolving credit facility.

In response to the Staff's comment, the Company has revised the disclosure under the heading "Capitalization" on page 46 to include a footnote that states that the capitalization table does not include the $30 million revolving credit facility to be entered into with the Sponsor.

46.
We note from the top of the Capitalization section on page 46 that your Capitalization table has been presented on an "as adjusted" basis to give effect to the debt repayments of $21.7 million paid during the six month period ended June 30, 2013. Please disclose the nature of the specific credit facility or facilities that were repaid during this time period. Your disclosure in Note 14 to the financial statements should be similarly revised.

In response to the Staff's comment, the Company has revised the disclosure under the heading "Capitalization" and Note 14 to the financial statements on pages 46 and F-20, respectively, to itemize the credit facilities that were repaid during the stated period.

Dilution, page 47

47.	Please disclose the effect, if any, of a $1.00 increase (decrease) in the public offering price per common unit on the adjusted net tangible book value.

In response to the Staff's comment, the Company has revised the disclosure under the heading "Dilution" on page 47 to state "A $1.00 increase or decrease in the assumed initial public offering price of $             per common unit would cause the adjusted net tangible book value, to increase or decrease, respectively, by approximately $             million, or $        per common unit."

Our Cash Distribution Policy and Restrictions on Distributions, page 48

Forecasted Results of Operations for the Twelve Months Ending September 30, 2014, page 50

48.
We note that you present forecasted results of operations for the twelve months ended September 30, 2014. Please revise the forecasted information on pages 52 and 56 to also present the historical company information for the twelve month period ended September 30, 2013 in columns parallel to the forecasted information. Also, in light of the fact that it does not appear that the twelve month period ended September 30 will be your annual reporting period, please explain how the historical and forecasted amounts for the twelve month periods ended September 30, 2013 and 2014 were calculated or determined. For example: If estimated amount for total operating revenues, which is calculated using an estimated average expected daily hire rate, assumes a different daily rate for the quarter ended December 31, 2013 than for the periods from January 1, 2014 through September 30, 2014, then those different rates and periods should be set forth in your disclosure.

In response to the Staff's comment, the Company has revised its forecasted results of operations to present the Company's historical information for the twelve month period ended December 31, 2012, the Company's most recently audited fiscal year, which is based on the Company's audited financial statements for that period.  The Company has also revised the forecast to include the Company's expected results of operations for the year ended December 31, 2014, which the Company believes will be its first full fiscal year of operations following the effectiveness of its registration statement.  In addition, the Company has added disclosure to the forecasted information to include expected conditions and assumptions made in calculating the forecasted amounts presented, such as (i) the continued operation of the Company's vessels under existing time charters, which have an average remaining term of 3.6 years, (ii) expected increases of contracted charter rates under existing time charters, and (iii) adjustments for the lack of drydocking costs expected during the forecasted period.

The Company advises the Staff that (i) the forecast reflects the Company's judgment of the conditions that it expects to exist and the course of action that it plans to take during the twelve months ending December 31, 2014 as noted on page 50 and (ii) the historical amounts are based on the Company's audited financial statements for the twelve months ending December 2012.  The Company believes that the presentation of these fiscal year periods provide the most meaningful and directly comparable information to investors.

49.
We note your disclosure in the fourth paragraph of this section, that the forecast of your results of operations is a forward-looking statement and should be read together with your historical consolidated financial statements and your pro forma consolidated balance sheet. In light of the fact that it does not currently appear that you have included a pro forma balance sheet in your filing, please explain to us if you intend to include such a pro forma statement in your Form F-1. If not, please remove this disclosure.

In response to the Staff's comment, the Company has removed the applicable disclosure on page 50.

Summary of Significant Forecast Assumptions, page 54

Total Operating Revenues, page 54

50.
We note your disclosure that the total operating revenues forecast is based on estimated average expected daily hire rates multiplied by the total number of days your vessels are expected to be on-hire during the twelve months ending September 30, 2014. Please explain to us and disclose the assumptions used to estimate the average expected daily hire rates for each vessel. If these assumptions differ from historical amounts, please explain why.

The Company advises the Staff that the forecasted voyage revenues are recognized on a straight line basis as the average minimum lease revenue over the rental periods of such charter agreements.  All the vessels in the Company's Initial Fleet are under time charter contracts with an average remaining duration of 3.6 years as of September 10, 2013, and all of the Company's forecasted revenue for the calendar year 2014 will be derived from these charters.  As disclosed in the Amended Registration Statement, on January 2, 2013, BG Group exercised its option to extend the duration of the charter for an additional three year term at an escalated daily rate, commencing on October 5, 2013.  The Company assumes 363 days in operation as disclosed on page 53.  The Company advises the Staff that the average time charter of its fleet, net of commissions, during the twelve months ending December 31, 2014 is forecasted at $76,022 per day per vessel, based on contracted rates. Given the nature of the shipping industry and the market process of securing contracts for the Company's vessels, the Company believes that providing this information on a per vessel basis would put it at a competitive disadvantageous position in regards with its existing and future customers as well as our competitors.  Accordingly, the Company has omitted this disclosure from its response.

Vessel Operating Expenses, page 54

51.
We note your disclosure that the vessel operating expenses forecast takes into account increases in crewing and other labor related costs driven predominantly by an increase in demand for qualified and experienced officers and crew. Please tell us and disclose the amount of the increase (in percent or dollar amount) related to this expected increase in crewing and labor cost and explain your basis for determining the projected increase.

In response to the Staff's comment, the Company has removed the applicable disclosure on page 54.

Voyage Expenses, page 54

52.
We note your disclosure that your forecast does not assume any material voyage expenses. In light of the fact that for the year ended December 31, 2012, voyage expenses were 6% of operating income, please tell us and explain why you expect voyage expenses will decrease from historical amounts.

In response to the Staff's comment, the Company has revised its disclosure under the heading "Our Cash Distribution Policy and Restrictions on Distributions—Forecast Assumptions and Considerations—Summary of Significant Forecast Assumptions" on page 54 to assume material voyage expenses, to state: "Our forecasted voyage expenses for the twelve months ending December 31, 2014 is $1.7 million, compared to $3.5 million for the same period in 2012, representing a decrease of 49.8%.  Our forecast assumes that all that all of our vessels are operational during the twelve months ending December 31, 2014 and that they will not incur any voyage expenses other than commissions paid to related as well as third parties."

Management Fees and Expenses, page 54

53.
We note your disclosure that forecasted management fees and expenses for the twelve months ending September 30, 2014 of approximately $2.8 million. Please disclose the dollar amount of the daily management fee used in your projection and if that amount differs from the historical fee, please explain how you determined or calculated the amount.

In response to the Staff's comment, the Company has revised its disclosure under the heading "Our Cash Distribution Policy and Restrictions on Distributions—Forecasted Results of Operations for the Twelve Months Ending December 31, 2014—Summary of Significant Forecast Assumptions—Management Fees and Expenses" on page 54 to state "Forecasted management fees and expenses for the twelve months ending December 31, 2014 are $2.8 million, compared to $2.6 million for the same period in 2012. The forecast is based on a technical management fee of $2,575 per day."  The Company advises the Staff that this amount does not differ from the contracted amount.

Interest Income, page 55

54.
We note your disclosure that you have assumed that any cash surplus balance will be invested throughout the forecast period and will earn a certain % per year. Please disclose your basis for assuming the forecasted earnings percentage. Also, please explain to us and disclose the nature of any amounts considered cash surplus, including how you expect to generate cash surpluses in the future.

The Company notes the Staff's comment and has amended the disclosure under the heading "Our Cash Distribution Policy and Restrictions on Distributions—Forecasted Results of Operations for the Twelve Months Ending December 31, 2014—Summary of Significant Forecast Assumptions—Interest Income" on page 54 to state that the Company assumes that no interest income will be earned during the forecast period.

Management's Discussion and Analysis of Financial Condition and Results of Operations, page 72

55.
We note from the discussion on pages 15 and 58, that following the completion of the offering, you will have common units outstanding that entitle the holders to distribution and voting rights. Please revise your discussion in MD&A to include a discussion of the voting rights and other privileges that will be associated with each class of units outstanding following completion of the transaction and offering.

The Company notes the Staff's comment and refers the Staff to "How We Make Cash Distributions," "Description of Common Units" and "The Partnership Agreement" which include disclosure on voting rights and other material privileges associated with each class of units outstanding.  The Company respectfully advises the Staff that it does not believe that such further discussion would be appropriate under the heading "Management's Discussion and Analysis of Financial Condition and Results of Operations."

Items You Should Consider When Evaluating Our Historical Financial Performance and Assessing Our Future Prospects, page 74

56.
We note from the last bullet point on page 74 that your historical financial statements reflect allocated expenses that may not be indicative of future administrative costs. Since agreements with related parties such as your manager are by definition not at arms-length and may be changed at any time, please revise the notes to the financial statements and MD&A to provide, if practicable, management's estimate of what the expenses recognized by the company would have been on a standalone basis for each period presented had you operated as an unaffiliated entity. Refer to the guidance outlined in SAB Topic 1:B:1, Question 2.

The Company advises the Staff that the above referenced statement is not intended to imply that certain expenses were not reflected in its financial statements.  Such expenses were allocated and included in the statement of income for all periods presented as required by SAB Topic 1.B.1. The Company, however, expects its future administrative expenses to increase solely as a result of the fact that it will a public company and as such will incur additional administrative expenses.

The Company has revised its disclosure under the heading "Management's Discussion and Analysis of Financial Condition and Results of Operations—Items You Should Consider When Evaluating Our Historical Financial Performance and Assessing Our Future Prospects" on page 74 to state "The administrative costs included in our historical results of operations may not be indicative of our future administrative costs, which may include additional costs associated with being an Exchange Act reporting company."

Our Borrowing Activities, page 83

Loan Agreements, page 83

$30 Million Revolving Credit Facility with Dynagas Holding Inc., page 84

57.	Please file your credit facility agreement with Dynagas Holding Inc. as an exhibit to your registration statement.

The Company advises the Staff that it will file this credit facility as an exhibit to its registration statement prior to effectiveness.

Covenants, page 84

58.	Please clarify whether instances of non-compliance only relate to the financial covenants listed on pages 84-85.

In response to the Staff's comment, the Company has added disclosure under the heading "Management Discussion Financial Condition and Results of Operations—Liquidity and Capital Resources—Our Borrowing Activities" beginning on page 83 to further clarify the Company's non-compliance with certain covenants in its credit facilities.  Please note the Company's responses to comments 28, 29 and 38.

Critical Accounting Policies and estimates, page 88 Vessel Lives and Impairment, page 89

59.
We note your disclosure that you determine the fair value of your vessels based on your estimates and assumptions and by making use of available market data and taking into consideration third party valuations. We also note from your disclosure in Note 2 to the financial statements that the projected net operating cash flows are determined by considering the charter revenues from existing time charters for the fixed fleet days and an estimated daily time charter equivalent for the unfixed days. Please explain to us and disclose how you estimate the daily time charter equivalent for the unfixed days (e.g. 10-year average historical charter rates). If you use historical shipping rates in your assumptions, due the fact that shipping rates are subject to significant volatility and have declined significantly from the high levels achieved during 2008, please consider revising to include a sensitivity analysis explaining how your impairment analysis for your vessels would be impacted in the event that you utilized the most recent five year, three year or one year historical average rates for purposes of estimating cash flows for unfixed days. We believe the disclosure of such information would allow investors to better understand how the company's future results of operations may be impacted in the event that daily time charter equivalent rates do not improve from their current levels in future periods.

In response to the Staff's comment, the Company has added disclosure under the heading "Management Discussion Financial Condition and Results of Operations—Critical Accounting Policies and estimates—Vessels Lives and Impairment" and in Note 2 of the Notes to the Consolidated Financial Statements on page F-8 to further clarify how it estimates the daily time charter equivalent for unfixed days.

The Company advises the Staff that as of December 31, 2012, it did not perform an impairment test as no trigger events had been identified. In the event there is a triggering event identified, the Company prepares projected operating cash flows, where for the unfixed days, the Company projects the five-year average historical longer-term and shorter-term charter rates published by a respectable source, such as Drewry. For periods prior to 2008, there is a lack of consistent published data available for the historical charter rates in the LNG sector. The Company believes that the use of five-year average historical rates is a conservative approach, which considers lower past time charter rates and as such the Company believes that a sensitivity analysis to demonstrate how the use of the most recent three and one year average historical rates would impact its impairment analysis would not provide useful information to investors.

60.
Please consider expanding the Critical Accounting Policies section of MD&A to include a table summarizing your owned vessels that details by vessel, the date of acquisition, purchase price and carrying value at the balance sheet date. Also, please identify within this table those vessels whose estimated market values are less than their carrying values, if any. In this regard, for those vessels whose estimated market value is below their carrying value, please add disclosure below the table of the aggregate market value and aggregate book value of such vessels. This additional disclosure will provide investors with an indication of the estimated magnitude of the potential aggregate impairment charge related to these vessels, as of December 31, 2012, if you decided to sell all of such vessels. Also, in order to provide investors with additional information as to trends that could potentially impact your future results of operations, please include a comparative analysis of how the carrying values of your vessels compare to the fair market value of such vessels as of each balance sheet date presented in your financial statements. The disclosure accompanying the table should discuss the related accounting treatment of your vessels, and describe the circumstances under which you would be required to record an impairment loss for those vessels with a carrying value in excess of their estimated fair market values.

In response to the Staff's comment the Company has added the requested table under the heading "Management's Discussion and Analysis of Financial Condition and Results of Operations—Vessel Lives and Impairment."

The Company supplementally advises the Staff that the market value of each vessel individually and in the aggregate exceeds the respective carrying value of each vessel.  As such, the Company is not required to perform an impairment test.

The International Liquefied National Gas (LNG) Shipping Industry, page 93

61.	Please provide a brief definition of the term "non-OECD countries" on page 94.

In response to the Staff's comment, the Company has removed the term "non-OECD countries."

International Trade in Natural Gas, page 96

62.	Please include a footnote to the table on page 96 that defines "Bcm."

In response to the Staff's comment the Company has added a footnote to the table on page 98 that defines "bcm" as billion cubic meters.

Business, page 11

63.
Please include a description of the material effects of government regulations on your business and identify the regulatory body pursuant to Item 4.B.8 of Form 20-F. In this regard, we note that you have some disclosure regarding government regulations on pages 36 and 37 in your Risk Factors section.

In response to the Staff's comment, the Company has included additional disclosure beginning under the heading "Business—Crewing and Staff" on page 123.

64.
Please include a discussion of the sources and availability of the consumables, spare parts and equipment necessary to operate, maintain, repair and upgrade your fleet of ships. In this regard, we note your disclosure on pages 34 and 35 that you rely, and will in the future rely, on such supplies. Alternatively, please tell us why such sources and the availability of such supplies are immaterial.

The Company advises the Staff that the vessels in its Initial fleet and the Optional Vessels are all modern vessels that use spare parts that primarily readily available and may usually be obtained without undue hardship or expense.  The equipment that is typically stored onboard each vessel has been selected based on criteria, including among others, reliability, spare part availability and efficiency of the distribution network of suppliers.  Each vessel maintains its critical equipment onboard, which is replenished when needed.

In addition, all equipment necessary to operate, maintain, repair and upgrade the vessels is also kept onboard the vessels.  Consumables, such as paint and chemicals, are also stocked and maintained onboard and replenished as required.  Each vessel's crew is trained and experienced in repairing and maintaining the vessel and its equipment in accordance with the Company's policies and applicable rules and regulations.

For the foregoing reasons, the Company believes that the sources and availability of the spare parts and supplies are immaterial.

Management, page 124

65.	Please disclose information regarding your employees, if any, pursuant to Item 6.D of Form 20-F.

In response to the Staff's comment, the Company has added disclosure under the heading "Management—Employees" on page 123 to state "As of September 10, 2013, we did not employ any offshore staff.  Our Manager provides us with commercial and technical management services, including all necessary crew-related services, to our vessel-owning subsidiaries pursuant to the Management Agreements. We and our affiliates may employ additional onshore and seagoing staff to assist us as we grow.  Please read "Certain Relationships and Related Party Transactions—Vessel Management.""

Management of Dynagas LNG Partners LP, page 124

66.
We note your disclosure on page 124 that upon the closing of this offering your board of directors will consist of five members appointed by your General Partner. Please advise as to whether the General Partner has selected the members and, if the General Partner has selected the members, please disclose and include any necessary consents as exhibits to your registration statement.

The Company advises the Staff that the General Partner has not selected any additional members of the board of directors.  When such appointments are complete, the Company advises the Staff that it will disclose and include the required consents as exhibits to its registration statement.

Directors and Senior Management, page 126

George Prokopiou, page 126

67.
Please disclose what, if any, position Mr. Prokopiou currently has with Dynacom Tankers Management Ltd. and Sea Traders SA. If Mr. Prokopiou no longer has a position with these companies, please remove the disclosure regarding the size of these companies today and any related company awards or tell us why you believe this disclosure is relevant to a discussion of Mr. Prokopiou's principal business activities performed outside of your company.

In response to the Staff's comment, the Company has removed the disclosure on page 133 relating to the size of Dynacom Tankers Management Ltd. and Sea Traders SA.

68.	Please remove the disclosure regarding companies related to the Prokopiou Family.

In response to the Staff's comment, the Company has revised the disclosure in Mr. Prokopiou's biography on page 133 to remove references to the Prokopiou Family.

Executive Compensation, page 127

69.
Please disclose the material terms of your equity compensation plan. In addition, please file the form of the employment agreements with your executive management and describe the material terms of these agreements.

The Company advises the Staff that it currently has no plans to institute an equity incentive plan.

Security Ownership of Certain Beneficial Owners and Management, page 128

70.
Please disclose the information regarding the selling shareholder pursuant to Item 9.D of Form 20-F. In addition, please disclose that the selling shareholder may be deemed to be an underwriter with respect to the shares it is offering.

The Company notes the Staff's comment and will provide this information when it is finalized and prior to the effectiveness of the registration statement.

Certain Relationships and Related Party Transactions, page 129

Right of First Offer on LNG Carriers, page 132

71.	Please briefly explain what constitutes a change of control under this agreement.

In response to the Staff's comment, the Company has revised its disclosure under the heading "Certain Relationships and Related Party Transactions—Rights of First Offer on LNG Carriers" on page 138 to define a change of control.

Description of Common Units, page 140

72.	Please describe the incentive distribution rights here.

In response to this comment and comment 78 below the Company has revised its disclosure under the heading "Description of the Common Units" on page 146 to include a cross reference to the heading "How We Make Cash Distributions—Incentive Distribution Rights" which contains complete discussion of the Incentive Distribution Rights.

The Partnership Agreement, page 141

Applicable Law; Forum, Venue and Jurisdiction, page 143

73.
We note your disclosure on page 143 regarding the choice of forum. Please include a risk factor to describe the risks to investors attendant to the exclusive forum provision in the Partnership Agreement.

In response to the Staff's comment, the Company has included under the heading "Risk Factors" on page 43 the following risk factor.

"Our Partnership Agreement designates the Court of Chancery of the State of Delaware as the sole and exclusive forum, unless otherwise provided for by Marshall Islands law,  for certain litigation that may be initiated by our unitholders, which could limit our unitholders' ability to obtain a favorable judicial forum for disputes with the Company.

Our Partnership Agreement provides that, unless otherwise provided for by Marshall Islands law, the Court of Chancery of the State of Delaware will be the sole and exclusive forum for any claims that:

•
arise out of or relate in any way to the Partnership Agreement (including any claims, suits or actions to interpret, apply or enforce the provisions of the Partnership Agreement or the duties, obligations or liabilities among unitholders or of unitholders to us, or the rights or powers of, or restrictions on, the unitholders or us);

•	are brought in a derivative manner on our behalf;

•	assert a claim of breach of a fiduciary duty owed by any director, officer or other employee of us or our General Partner, or owed by our General Partner, to us or the unitholders;

•	assert a claim arising pursuant to any provision of the Partnership Act; or

•	assert a claim governed by the internal affairs doctrine

regardless of whether such claims, suits, actions or proceedings sound in contract, tort, fraud or otherwise, are based on common law, statutory, equitable, legal or other grounds, or are derivative or direct claims.  Any person or entity purchasing or otherwise acquiring any interest in our common units shall be deemed to have notice of and to have consented to the provisions described above.  This forum selection provision may limit our unitholders' ability to obtain a judicial forum that they find favorable for disputes with us or our directors, officers or other employees or unitholders."

No Unitholder Approval, page 145

74.	Please briefly describe the mergers referenced in paragraph (10) of this section that do not require unitholder approval.

In response to the Staff's comment, the Company has included under the heading "The Partnership Agreement—Merger, Sale, Conversion or Other Disposition of Assets" on page 152 the following disclosure.

"Our Board of Directors is permitted, without the approval of our limited partners, to convert the Company or any of its subsidiaries into a new limited liability entity, to merge the Company or any of its subsidiaries into, or convey all of the Company's assets to, another limited liability entity which shall be newly formed and shall have no assets, liabilities or operations at the time of such conversion, merger or conveyance other than those it receives from the Company or any of its subsidiaries if (i) the Board of Directors has received an opinion from the Company's counsel that the conversion, merger or conveyance, as the case may be, would not result in the loss of the limited liability of any limited partner, (ii) the sole purpose of such conversion, merger or conveyance is to effect a mere change in the legal form of the Company into another limited liability entity, and (iii) the governing instruments of the new entity provide the limited partners, the General Partner and the Board of Directors with the same rights and obligations as are herein contained."

Service of Process and Enforcement of Civil Liabilities, page 163

75.
On page 143 of your prospectus you indicate that your Partnership Agreement in part requires that (i) any claims, suits, actions or proceedings arising out of or relating to the Partnership Agreement, (ii) a claim of breach of fiduciary duty owed by any of your directors, officers or employees or your General Partner or owed by your General Partner to you or the limited partners or (iii) a claim arising out of any provision of the Partnership Act shall be exclusively brought in the Court of Chancery of the State of Delaware, unless otherwise provided for by Marshall Islands law. By purchasing a common unit, a limited partner is irrevocably consenting to these limitations and provisions regarding claims, suits, actions or proceedings and submitting to the exclusive jurisdiction of the Court of Chancery of the State of Delaware, unless otherwise provided for by Marshall Islands law, in connection with any such claims, suits, actions or proceedings. You should discuss this submission to the jurisdiction of the Court of Chancery of the State of Delaware in this section.

In response to the Staff's comment, the Company has added disclosure under the heading "The Partnership Agreement - Applicable Law, Forum, Venue and Jurisdiction on page 148 to state "Any person or entity purchasing or otherwise acquiring any interest in our common units shall be deemed to have notice of and to have consented to the provisions described above.  This forum selection provision may limit our unitholders' ability to obtain a judicial forum that they find favorable for disputes with us or our directors, officers or other employees or unitholders."

Financial Statements, page F-1

Report of the Independent Registered Public Accounting Firm, page F-2

76.	Please revise to remove the restrictive legend in the report of the independent registered public accounting firm prior to the planned effectiveness of the Form F-1 registration statement.

The Company notes the Staff's comment and advises the Staff that the restrictive legend in the report of the independent registered public accounting firm will be removed prior to the planned effectiveness of the registration statement.

Notes to the Consolidated Financial Statements, page F-7

10. Partners' Equity, page F-19

77.	Please revise the notes to the financial statements to disclose the nature of the voting rights that will be held by the parties that purchase common units in the planned public offering.

In response to the Staff's comment, the Company has revised the disclosure in Note 10 of the Notes to the Consolidated Financial Statements on page F-18 to include a summary of the voting rights and other material privileges associated with each class of units outstanding following the completion of the offering.

78.
We note from your disclosure in Note 10 that in connection with this offering you will issue General Partner Units representing a 0.1% General Partner interest in the company to Dynagas GP, and all of the incentive distribution rights, which entitle the General Partner to increasing percentages of the cash the company distributes. Please revise the notes to the financial statements and your discussion in MD&A to include more details of the nature and terms of these incentive distribution rights, including any rights of transfer.

In response to the Staff's comment, the Company has revised the disclosure in Note 10 of the Notes to the Consolidated Financial Statements on page F-18 to include a summary of the incentive distribution rights, including any rights of transfer, associated with each class of units.

The Company refers the Staff to "How We Make Cash Distributions," "Description of Common Units" and "The Partnership Agreement" which include disclosure on incentive distribution rights, including any rights of transfer, associated with each class of units.  The Company respectfully advises the Staff that it does not believe that such further discussion would be appropriate under the heading "Management's Discussion and Analysis of Financial Condition and Results of Operations."

Part II: Information Not Required in the Prospectus, page II-1

Recent Sales of Unregistered Securities, page II-1

79.	Please disclose the consideration you received for the issuances disclosed here.

In response to the Staff's comment, the Company has revised the disclosure under the heading Part II Information Not Required in the Prospectus—Item 7. Recent Sales of Unregistered Securities" to disclose the consideration received for the issuances referenced in this section.

If you have any questions or comments concerning the enclosed, please feel free to telephone the undersigned at (212) 574-1420, Keith Billotti at (212) 574-1274 or Filana Silberberg at (212) 574-1308.

Very truly yours, SEWARD & KISSEL LLP By: /s/ Robert E. Lustrin Robert E. Lustrin